Related party transactions - Founder Shares (Details) - Cik 0001821171_qell Acquisition Corp Member			6 Months Ended
	Sep. 29, 2020 $ / shares shares	Aug. 07, 2020 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) item $ / shares shares	Dec. 31, 2020 $ / shares	Oct. 02, 2020 shares
Related Party Transaction [Line Items]
Issuance of ordinary shares, value | $			$ 25,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders			20.00%
Founder Shares
Related Party Transaction [Line Items]
Number of shares issued	25,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders	20.00%
Founder Shares | Over-allotment
Related Party Transaction [Line Items]
Subject to forfeiture (in shares)		3,261			0
Sponsor | Founder Shares
Related Party Transaction [Line Items]
Issuance of ordinary shares, value | $		$ 25,000
Number of shares issued		25,000
Ordinary shares, par value | $ / shares		$ 1.00
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination			1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares			$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | item			20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | item			30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences			150 days
Class B ordinary shares
Related Party Transaction [Line Items]
Ordinary shares, par value | $ / shares			$ 0.0001	$ 0.0001
Subject to forfeiture (in shares)			19,710,000
Class B ordinary shares | Founder Shares
Related Party Transaction [Line Items]
Ordinary shares, par value | $ / shares	$ 0.0001
Subject to forfeiture (in shares)	1,237,500
Number of shares forfeited	9,487,500